Stock-Based Compensation - Summary of Restricted Stock Unit Activity (Details) - Restricted Stock Units (RSUs)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Number of Shares
Outstanding beginning balance (in shares) | shares	0
Granted (in shares) | shares	2,109,320
Vested (in shares) | shares	(11,337)
Forfeited (in shares) | shares	(279,453)
Outstanding ending balance (in shares) | shares	1,818,530
Weighted-Average Grant Date Fair Value
Outstanding beginning balance (in dollars per share) | $ / shares	$ 0
Granted (in dollars per share) | $ / shares	7.59
Vested (in dollars per share) | $ / shares	7.69
Forfeited (in dollars per share) | $ / shares	7.69
Outstanding ending balance (in dollars per share) | $ / shares	$ 7.58